Other investments (Tables)	12 Months Ended
Dec. 31, 2012
Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,167	2,542

Non-marketable equity securities [1]	7,296	7,879

Real estate held for investment	687	783

Life finance instruments [2]	1,872	2,022

Total other investments	12,022	13,226

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,147	2,508

Non-marketable equity securities [1]	7,156	7,654

Real estate held for investment	641	731

Life finance instruments [2]	1,872	2,022

Total other investments	11,816	12,915

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.